CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 177,215	$ 36,299	$ (8,839)
Other comprehensive income (loss), net of tax:
Unrealized gain on investments	124	22	6
Gain on derivatives	23,248	39,148	18,480
Foreign currency translation	(6,943)	(12,157)	(14,713)
Other comprehensive income (loss), net of tax	16,429	27,013	3,773
Total comprehensive income (loss)	193,644	63,312	(5,066)
Less: Comprehensive income (loss) attributable to noncontrolling interests	(1,349)	2,135	9,064
Comprehensive income (loss) attributable to McDermott International, Inc.	$ 194,993	$ 61,177	$ (14,130)